CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Equity (Deficit) Attributable to E-House	Ordinary Shares	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit).	Accumulated Other Comprehensive Income	Subscription Receivables	Non-controlling Interest	Total
Balance at Dec. 31, 2012	$ 738,925,367	$ 118,243	$ 841,536,135	$ (157,835,168)	$ 55,117,955	$ (11,798)	$ 6,188,582	$ 745,113,949
Balance (in shares) at Dec. 31, 2012		118,242,281
Increase (Decrease) in Stockholders' Equity
Net income (loss)	51,957,425			51,957,425			(871,136)	51,086,289
Foreign currency translation adjustments	17,066,639				17,066,639		466,328	17,532,967
Dividends (note 12)	(19,946,745)		(19,946,745)					(19,946,745)
Dividends to non-controlling interest							(338,941)	(338,941)
Share-based compensation	18,903,027		18,903,027					18,903,027
Exercise of share options	15,329,388	$ 4,596	17,460,926			(2,136,134)		15,329,388
Exercise of share options (in shares)		4,596,761
Vesting of restricted shares	263,106	$ 770	262,336					263,106
Vesting of restricted shares (in shares)		769,448
Capital injection from non-controlling interest							8,079,333	8,079,333
Call option in connection with issuance of convertible senior notes	(44,999,998)		(44,999,998)					(44,999,998)
New shares issued to management	62,621,240	$ 17,790	62,603,450					62,621,240
New shares issued to management (in shares)		17,790,125
Repurchase of shares	(17,772,586)	$ (3,582)	(15,942,072)	(1,826,932)				(17,772,586)
Repurchase of shares (in shares)		(3,582,133)
Changes in equity ownership on acquisition of non-controlling interest	(409,110)		(409,110)				409,110
Balance at Dec. 31, 2013	821,937,753	$ 137,817	859,467,949	(107,704,675)	72,184,594	(2,147,932)	13,933,276	835,871,029
Balance (in shares) at Dec. 31, 2013		137,816,482
Increase (Decrease) in Stockholders' Equity
Net income (loss)	40,001,485			40,001,485			12,335,673	52,337,158
Foreign currency translation adjustments	(2,053,679)				(2,053,679)		(66,005)	(2,119,684)
Dividends (note 12)	(77,582,930)		(77,582,930)				21,569,028	(56,013,902)
Dividends to non-controlling interest							(2,508,620)	(2,508,620)
Share-based compensation	19,843,733		19,843,733				1,797,388	21,641,121
Exercise of share options	13,994,117	$ 3,447	12,039,145			1,951,525		13,994,117
Exercise of share options (in shares)		3,446,585
Vesting of restricted shares		$ 860	(860)
Vesting of restricted shares (in shares)		860,301
Exercise of Leju share options	(202,093)		(202,093)				737,628	535,535
Vesting of Leju restricted shares	260,433		260,433				751,567	1,012,000
Capital injection from non-controlling interest							19,925,043	19,925,043
Changes in equity ownership on partial disposal of subsidiaries	138,477,580		138,472,457		5,123		38,226,837	176,704,417
Changes in equity ownership on acquisition of non-controlling interest	(30,720,088)		(30,720,088)				(4,515,188)	(35,235,276)
Recognition of change in E-House's economic interests in Leju in connection with Leju's IPO	70,068,096		70,068,096				50,189,488	120,257,584
(Reverse) net unrealized gains for investment in preferred shares of Jupai	13,765,098				13,765,098			13,765,098
Balance at Dec. 31, 2014	1,007,789,505	$ 142,124	991,645,842	(67,703,190)	83,901,136	(196,407)	152,376,115	1,160,165,620
Balance (in shares) at Dec. 31, 2014		142,123,368
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(39,871,194)			(39,871,194)			(15,428,677)	(55,299,871)
Foreign currency translation adjustments	(38,172,370)				(38,172,370)		(4,665,451)	(42,837,821)
Dividends (note 12)	(21,362,234)		(21,362,234)					(21,362,234)
Dividends to non-controlling interest							(10,009,004)	(10,009,004)
Share-based compensation	17,380,454		17,380,454				2,876,054	20,256,508
Exercise of share options	1,153,336	$ 513	956,416			$ 196,407		1,153,336
Exercise of share options (in shares)		513,261
Vesting of restricted shares		$ 1,288	(1,288)
Vesting of restricted shares (in shares)		1,288,330
Exercise of Leju share options	(337,737)		(337,737)				1,919,978	1,582,241
Vesting of Leju restricted shares	210,075		210,075				801,925	1,012,000
Capital injection from non-controlling interest							29,581,051	29,581,051
Changes in equity ownership on disposal of subsidiaries							(3,849,620)	(3,849,620)
Changes in equity ownership on acquisition of non-controlling interest	(5,323,146)		(5,022,544)		(300,602)		5,258,134	(65,012)
(Reverse) net unrealized gains for investment in preferred shares of Jupai	(13,765,098)				(13,765,098)			(13,765,098)
Balance at Dec. 31, 2015	$ 907,701,591	$ 143,925	$ 983,468,984	$ (107,574,384)	$ 31,663,066		$ 158,860,505	$ 1,066,562,096
Balance (in shares) at Dec. 31, 2015		143,924,959